ACCOUNTING STANDARDS AND BASIS FOR PREPARATION (Policies)	3 Months Ended
Mar. 31, 2025
Disclosure of significant accounting policies [abstract]
Basis for Preparation
Basis for Preparation
These Consolidated Condensed Interim Financial Statements for the three month period ended March 31, 2025 have been prepared in accordance with International Accounting Standard No. 34 “Interim Financial Information” (IAS 34).
In Argentina, the Group is subject to the provisions of Article 2, Section I, Chapter I of Title IV: Periodic Information Regime of the National Securities Commission (CNV) regulations and it is required to present its financial statements in accordance with the valuation and disclosure criteria set forth by the Argentine Central Bank.
The Management of Grupo Financiero Galicia S.A. has concluded that the Consolidated Condensed Interim Financial Statements reasonably present the financial position, results of operations, and cash flows, in accordance with the IAS 34.
These consolidated condensed interim financial statements do not include all of the notes normally included in an annual consolidated financial statements. Accordingly, these consolidated condensed interim financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2024.
It should be noted that the Consolidated Condensed Interim Financial Statements have been prepared by applying accounting standards and measurement criteria consistent with those applied by the Company for the preparation of the annual Consolidated Financial Statements, except for the modifications described in Note 1(e).
The accounting standards have been consistently applied in all entities of the Group.
Measurement Unit	Measurement Unit
IAS 29 “Financial Reporting in Hyperinflationary Economies” requires that the financial statements of an entity whose functional currency is that of a hyperinflationary economy be restated in terms of the current measurement unit as of the reporting period-end, irrespective of whether they are based on the historical cost or the current cost method. Accordingly, in general terms, non-monetary items should be adjusted for inflation occurring since the acquisition date or since the revaluation date, as the case may be. These requirements are also applicable to the comparative information reported in the financial statements. According to IAS 29, monetary assets and liabilities are not required to be restated, for they are stated in the measurement unit as of the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements will be adjusted on the basis of such agreements. Non-monetary items measured at their fair values at the end of the reporting period, such as net realizable value or otherwise, will not be restated. The other non-monetary assets and liabilities will be restated by applying a general price index. The income (loss) from the net monetary position will be charged to net income for the reporting period in a separate item.
In order to conclude whether a given economy qualifies as hyperinflationary pursuant to the terms of IAS 29, the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
The Group has applied IAS 29, Financial Reporting in hyperinflationary Economy, in preparing these consolidated condensed interim financial statements for all periods presented.
These consolidated condensed interim financial statements are based on a historical cost.

Foreign Currency Translation	Foreign Currency Translation
–Functional Currency and Presentation Currency
The figures included in the Consolidated Condensed Interim Financial Statements are stated in their functional currency, that is, in the currency of the main economic environment in which the Group operates. The Consolidated Condensed Interim Financial Statements are presented in Argentine pesos, which is the Group's functional and presentation currency.
–Transactions and Balances
The transactions in foreign currency are translated into the functional currency at the exchange rate in force on the transactions or the valuation dates when the items are measured at closing exchange rate. Profits and losses in foreign currency resulting from the settlement of these transactions and the translation of monetary assets and liabilities in foreign currency at closing exchange rate, are recognized in the Statement of Income in the item “Exchange Rate Differences Foreign Currency,” except when they are deferred in equity by transactions which qualify as cash flows hedges, if appropriate.
Assets and liabilities in foreign currency are measured at the reference exchange rate of the US dollar defined by the Argentine Central Bank, in force at the close of operations on the last business day of each month.
As of March 31, 2025, December 31, 2024, and March 31, 2024, balances in US dollars were translated at the reference exchange rate (Ps. 1073.8750, Ps. 1032.5000, and Ps. 857.4167, respectively established by the Argentine Central Bank. Foreign currencies other than the US dollar have been translated into this currency using the types of exchange rate reported by the Argentine Central Bank.
Going concern	Going concern As of the date of these consolidated condensed interim financial statements, there is no uncertainty regarding events or conditions that may give rise to doubts about the possibility of the Group continuing to operate normally as a going concern.
Comparative information	Comparative information Balances as of December 31, 2024 and March 31, 2024 exposed in these financial statements, for comparison purposes, arise from the Financial Statements as of those dates stated in closing currency.
New Accounting Standards and amendments issued by the IASB that have not been adopted by the Group	New Accounting Standards
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of new and amended IFRS Accounting Standards as set out below:

Amendments to IAS 21: Lack of exchangeability
Item	The amendment provides guidance for entities to apply a consistent approach to the assessment of whether a currency is exchangeable at the measurement date and for a specific purpose, and if not, the determination of the exchange rate to be used for measurement purposes and the disclosures to be provided in their financial statements. A currency is exchangeable when there is the possibility of exchanging it for another currency, with normal administrative delays, and the transaction occurs through markets or exchange mechanisms that create enforceable rights and obligations.
Publication date	August, 2023
Effective date	As of January 1, 2025. Its early application is allowed.
Impact	No significant impact on the Group's financial statements.
(f)    New accounting standards and amendments issued by the IASB that have not been adopted by the Group
The new standards, amendments, and interpretations published that are detailed below have not yet come into force for the fiscal year commenced January 1, 2025, and have not been early adopted early by the Group:

Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments
Item	These amendments clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain liabilities settled through an electronic cash transfer system; they also clarify and add guidance for evaluating whether a financial asset meets the criterion of generating solely payments of principal and interest (SPPI); add new disclosures for certain instruments under contractual terms that may change cash flows (such as some instruments characterized by being linked to the achievement of environmental, social and governance [ESG] objectives); and update disclosures for equity instruments designated at fair value through Other Comprehensive Income.
Publication date	May, 2024
Effective date	Annual reporting periods beginning on or after January 1, 2026
Impact	No impact on the Group's financial statements.

IFRS 18: Presentation and Information to be Disclosed in the Financial Statements
Item	This new standard places special emphasis on the presentation of the Statement of Income. The new, essential concepts introduced by IFRS 18 relate to: The structure of the Statement of Income; disclosure requirements in the financial statements for certain management performance measures that are not reported in an entity's financial statements (i.e., performance measures defined by the companies' management); and improvements in the principles of aggregation and disaggregation of accounting items in the primary financial statements and the explanatory notes, in general.
Publication date	April, 2024
Effective date	Annual reporting periods beginning on or after January 1, 2027. Early application is permitted.
Impact	The impact on the Group's financial statements is being evaluated.

IFRS 19: Subsidiaries without Public Accountability - Disclosures
Item	This voluntary standard allows eligible subsidiaries to replace the disclosures required in each specific IFRS with reduced disclosures, also established in the standard. It seeks to balance the information needs of the users of the financial statements of these entities while saving costs for those responsible for preparing them. A subsidiary will be eligible if: it is under no public accountability; and its parent company presents consolidated financial statements for public use in compliance with IFRS standards.
Publication date	May, 2024
Effective date	Annual reporting periods beginning on or after January 1, 2027. Early application is permitted.
Impact	The impact on the Group's financial statements is being evaluated.
There are no other IFRS or IFRIC interpretations that are not effective and that are expected to have a significant impact on the Group.